S000006330 [Member] Expense Example - TCW Securitized Bond Fund - Class I-3	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 761